Rule 24f-2 Notice
                             Colonial Trust II
                               File #2-66976

  (i) The fiscal year for which the notice is filed             08-31-95

 (ii) Registered shares of beneficial interest, other than
      pursuant to Rule 24f-2, remaining unsold at
      beginning of fiscal year                                         0

(iii) Shares of beneficial interest registered, other than
      pursuant to Rule 24f-2, during the fiscal year                   0

 (iv) Shares of beneficial interest sold during fiscal year  766,405,405

 (v)  Shares of beneficial interest sold during fiscal year
      in reliance upon registration pursuant to Rule 24f-2
      Notice                                                 766,405,405

                            CALCULATION OF FEE
                          Pursuant to Rule 24f-2


Actual aggregate sale price of 766,405,405 shares sold
during the fiscal year ended 8-31-95                       $1,415,187,908

Reduced by
the actual aggregate redemption or repurchase price of
743,681,528 shares redeemed or repurchased during such fiscal
year 8-31-95                                               $1,199,258,293

                                  Balance                    $215,929,615

$215,929,615/2900 = $74,458.49
Registration fee =  $74,458.49


                                COLONIAL TRUST II




                       _________________________________________
                                  Michael H. Koonce
                                 Assistant Secretary


October 27, 1995

                              October 27, 1995


Colonial Trust II
One Financial Center
Boston, Massachusetts  02111

Ladies and Gentlemen:

     We understand that Colonial Trust II (the "Trust") is about to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 766,405,405.11 shares of beneficial interest (the "Shares") of the Trust sold in reliance upon the Rule during the Trust's fiscal year ended August 31, 1995.

     We have acted as counsel for the Trust since its organization and are familiar with the action taken by its board of trustees to authorize the issuance of the Shares. We have examined records of meetings of its board of trustees and shareholders, its By-Laws and its Agreement and Declaration of Trust and amendments thereto on file at the office of the Secretary of the Commonwealth of Massachusetts. We have also examined such other documents as we deem necessary for the purpose of this opinion.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities and that the Notice will be timely filed. We also assume that the Trust or its authorized agent received the authorized payment for the Shares in accordance with the terms described in the Trust's Registration Statement (File No. 811-3009) under the Securities Act of 1933.

     Based upon the foregoing, we are of the opinion that the Shares were validly issued, fully paid and nonassessable.

     The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice when filed with the Commission.

                              Very truly yours,



                              Ropes & Gray